UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Pemberwick Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Pemberwick Fund	$19	0.37%
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$233,287,553
Number of Holdings	222
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Sectors	(% of Net Assets)
Financials	63.6%
U.S. Treasury Obligations	9.2%
Mortgage Securities	2.0%
Utilities	1.6%
Consumer, Non-cyclical	1.3%
Industrials	0.9%
Energy	0.7%
Communications	0.4%
Technology	0.4%
Consumer, Cyclical	0.4%
Cash & Other	19.5%

Top 10 Issuers	(% of Net Assets)
First American Government Obligations Fund	14.4%
United States Treasury Note/Bond	9.2%
Canadian Imperial Bank of Commerce	5.3%
Citigroup, Inc.	5.1%
Royal Bank of Canada	5.0%
HSBC Holdings PLC	4.9%
American Express Co.	4.8%
United States Treasury Bill	4.6%
Bank of Montreal	4.1%
Wells Fargo Bank NA	3.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://pemberwickfund.com/pdf-documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pemberwick Fund documents not be householded, please contact Pemberwick Investment Advisors, LLC at 1-888-893-4491, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pemberwick Investment Advisors, LLC or your financial intermediary.
Pemberwick Fund	PAGE 1	TSR-SAR-56170L406

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pemberwick Fund
Core Financial Statements
September 30, 2024 (Unaudited)

Pemberwick Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS AND NOTES - 69.3%
COMMUNICATIONS - 0.4%
Comcast Corp., 3.95%, 10/15/2025	$125,000	$124,686
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	300,000	297,036
Walt Disney Co.
3.70%, 10/15/2025	250,000	249,062
1.75%, 01/13/2026	300,000	291,595
		962,379
CONSUMER, CYCLICAL - 0.4%
Target Corp., 2.25%, 04/15/2025	250,000	246,868
Toyota Motor Credit Corp.
3.65%, 08/18/2025	300,000	298,802
0.80%, 10/16/2025	300,000	289,711
		835,381
CONSUMER, NON-Cyclical - 1.3%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	300,000	289,084
3.20%, 06/15/2026	300,000	296,187
Brown-Forman Corp., 3.50%, 04/15/2025	300,000	297,969
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	298,764
PepsiCo, Inc., 2.75%, 04/30/2025	300,000	296,968
Philip Morris International, Inc., 1.50%, 05/01/2025	300,000	294,729
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	300,000	299,396
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	303,146
3.70%, 12/15/2025	400,000	398,163
3.10%, 03/15/2026	350,000	345,737
		3,120,143
ENERGY - 0.7%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	249,026
3.12%, 05/04/2026	300,000	295,581
Chevron Corp., 1.55%, 05/11/2025	300,000	294,818
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	300,000	299,235
Exxon Mobil Corp., 2.99%, 03/19/2025	300,000	297,761
Phillips 66, 3.85%, 04/09/2025	300,000	298,503
		1,734,924
FINANCIALS - 63.6%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	287,101
American Express Co.
5.85% (SOFR + 0.76%), 02/13/2026(f)	4,231,000	4,247,835
6.51% (SOFR + 1.35%), 10/30/2026(f)	4,600,000	4,637,319

	Par	Value
5.78% (SOFR + 0.65%), 11/04/2026(f)	$2,383,000	$ 2,387,239
Ameriprise Financial, Inc., 3.00%, 04/02/2025	300,000	297,552
AvalonBay Communities, Inc.
3.50%, 11/15/2024	300,000	299,342
3.50%, 11/15/2025	300,000	297,421
Bank of America Corp.
6.27% (3 mo. Term SOFR + 1.03%), 02/05/2026(f)	5,178,000	5,179,331
6.63% (SOFR + 1.33%), 04/02/2026(f)	3,669,000	3,686,449
6.08% (SOFR + 1.02%), 08/18/2026(f)	3,400,000	3,429,932
Bank of Montreal
5.62% (SOFR + 0.71%), 12/12/2024(f)	4,000,000	4,004,012
5.73% (SOFR + 0.47%), 01/10/2025(f)	1,971,000	1,972,290
6.00% (SOFR + 1.06%), 06/07/2025(f)	2,000,000	2,008,788
5.81% (SOFR + 0.95%), 09/25/2025(f)	1,680,000	1,688,963
Bank of New York Mellon Corp., 5.80% (SOFR + 0.62%), 04/25/2025(f)	4,452,000	4,456,671
5.35% (SOFR + 0.45%), 03/13/2026(f)	4,000,000	4,003,328
Bank of Nova Scotia, 5.73% (SOFR + 0.46%), 01/10/2025(f)	1,850,000	1,851,090
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(f)	300,000	296,472
Canadian Imperial Bank of Commerce
5.64% (SOFR + 0.42%), 10/18/2024(f)	6,010,000	6,010,488
6.23% (SOFR + 0.94%), 04/07/2025(f)	3,834,000	3,850,016
6.53% (SOFR + 1.22%), 10/02/2026(f)	2,500,000	2,526,395
Citigroup, Inc.
5.88% (SOFR + 0.69%), 01/25/2026(f)	2,585,000	2,590,553
6.40% (SOFR + 1.53%), 03/17/2026(f)	9,300,000	9,343,814
5.75% (SOFR + 0.59%), 04/30/2026(f)	400,000	400,341
ERP Operating LP, 3.38%, 06/01/2025	300,000	297,418
Goldman Sachs Group, Inc.
6.16% (SOFR + 1.07%), 08/10/2026(f)	2,700,000	2,707,600
5.73% (SOFR + 0.79%), 12/09/2026(f)	2,000,000	2,001,155
5.78% (SOFR + 0.75%), 05/21/2027(f)	1,330,000	1,329,095

The accompanying notes are an integral part of these financial statements.

1

Pemberwick Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS AND NOTES - (Continued)
FINANCIALS - (Continued)
HSBC Holdings PLC
6.38% (SOFR + 1.43%), 03/10/2026(f)	$4,347,000	$4,364,374
6.59% (3 mo. Term SOFR + 1.64%), 09/12/2026(f)	7,000,000	7,062,895
Loews Corp., 3.75%, 04/01/2026	400,000	397,876
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	300,000	298,688
3.75%, 03/14/2026	300,000	298,156
MetLife, Inc.
3.00%, 03/01/2025	550,000	545,904
3.60%, 11/13/2025	125,000	124,124
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	298,520
Mitsubishi UFJ Financial Group, Inc., 6.00% (SOFR + 0.94%), 02/20/2026(f)	2,850,000	2,855,911
Mizuho Financial Group, Inc., 6.01% (SOFR + 0.96%), 05/22/2026(f)	7,700,000	7,726,850
Morgan Stanley
5.70% (SOFR + 0.51%), 01/22/2025(f)	4,995,000	4,995,512
6.00% (SOFR + 0.78%), 07/16/2025(f)	6,065,000	6,086,538
5.98% (SOFR + 0.95%), 02/18/2026(f)	1,100,000	1,101,691
Principal Financial Group, Inc., 3.40%, 05/15/2025	300,000	297,415
Prologis LP
3.25%, 06/30/2026	300,000	295,917
2.13%, 04/15/2027	300,000	286,149
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	385,973
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	287,046
Realty Income Corp.
3.88%, 04/15/2025	150,000	149,402
0.75%, 03/15/2026	400,000	379,423
4.13%, 10/15/2026	300,000	299,635
Royal Bank of Canada
5.63% (SOFR + 0.34%), 10/07/2024(f)	7,461,000	7,461,183
5.65% (SOFR + 0.44%), 01/21/2025(f)	1,000,000	1,000,533
6.09% (SOFR + 0.84%), 04/14/2025(f)	1,000,000	1,002,164
5.73% (SOFR + 0.59%), 11/02/2026(f)	2,200,000	2,199,490
Simon Property Group LP
3.38%, 10/01/2024	500,000	500,000
3.50%, 09/01/2025	100,000	99,167
3.30%, 01/15/2026	400,000	395,425
Societe Generale SA, 6.26% (SOFR + 1.05%), 01/21/2026(b)(f)	2,000,000	2,002,216

	Par	Value
Sumitomo Mitsui Financial Group, Inc., 6.70% (SOFR + 1.43%), 01/13/2026(f)	$7,100,000	$7,190,667
Wells Fargo Bank NA
5.94% (SOFR + 0.80%), 08/01/2025(f)	4,000,000	4,009,977
5.96% (SOFR + 0.71%), 01/15/2026(f)	4,900,000	4,914,841
6.50% (SOFR + 1.32%), 04/25/2026(f)	3,000,000	3,014,234
		148,415,906
INDUSTRIALS - 0.9%
Boeing Co.
2.85%, 10/30/2024	100,000	99,792
2.50%, 03/01/2025	100,000	98,471
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	99,144
7.00%, 12/15/2025	215,000	222,135
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	300,000	299,096
0.80%, 11/13/2025	300,000	289,398
John Deere Capital Corp.
4.05%, 09/08/2025	300,000	299,643
0.70%, 01/15/2026	300,000	287,677
5.05%, 03/03/2026	300,000	304,479
		1,999,835
TECHNOLOGY - 0.4%
Apple, Inc., 3.20%, 05/13/2025	150,000	148,987
International Business Machines Corp., 7.00%, 10/30/2025	150,000	154,293
Intuit, Inc., 0.95%, 07/15/2025	300,000	291,849
Lam Research Corp., 3.75%, 03/15/2026	300,000	298,420
		893,549
UTILITIES - 1.6%
Arizona Public Service Co., 3.15%, 05/15/2025	300,000	296,746
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	200,000	198,898
Duke Energy Progress LLC, 3.25%, 08/15/2025	100,000	99,166
Georgia Power Co., 3.25%, 04/01/2026	300,000	296,307
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	148,376
MidAmerican Energy Co., 3.50%, 10/15/2024	300,000	299,800
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	296,861
4.45%, 03/13/2026	300,000	301,591
PECO Energy Co., 3.15%, 10/15/2025	428,000	423,205

The accompanying notes are an integral part of these financial statements.

2

Pemberwick Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS AND NOTES - (Continued)
UTILITIES - (Continued)
Public Service Electric and Gas Co.
3.00%, 05/15/2025	$175,000	$173,135
0.95%, 03/15/2026	300,000	286,688
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	296,417
Wisconsin Electric Power Co., 2.05%, 12/15/2024	650,000	645,852
		3,763,042
TOTAL CORPORATE BONDS AND NOTES (Cost $161,552,626)		161,725,159
U.S. TREASURY OBLIGATIONS - 9.2%
United States Treasury Note/Bond
1.50%, 10/31/2024	1,500,000	1,495,867
1.50%, 11/30/2024	1,500,000	1,491,931
1.75%, 12/31/2024	1,500,000	1,489,310
2.25%, 12/31/2024	1,500,000	1,491,045
1.38%, 01/31/2025	1,500,000	1,484,521
2.00%, 02/15/2025	1,500,000	1,486,118
0.50%, 03/31/2025	600,000	588,685
0.38%, 04/30/2025	400,000	391,050
2.13%, 05/15/2025	800,000	789,626
0.25%, 05/31/2025	600,000	584,552
0.25%, 06/30/2025	1,000,000	971,696
2.75%, 06/30/2025	500,000	495,222
2.88%, 07/31/2025	500,000	495,275
2.00%, 08/15/2025	800,000	786,098
2.75%, 08/31/2025	500,000	494,212
2.25%, 11/15/2025	820,000	805,490
4.50%, 11/15/2025	400,000	402,625
0.38%, 01/31/2026	1,700,000	1,624,895
2.63%, 01/31/2026	200,000	197,008
6.00%, 02/15/2026	1,900,000	1,960,117
0.75%, 04/30/2026	1,000,000	954,531
0.75%, 05/31/2026	1,000,000	952,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,563,233)		21,432,491
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	73,869	75,195
Series 2097, Class PZ, 6.00%, 11/15/2028	48,849	49,690
Series 2526, Class FI, 6.46% (30 day avg SOFR US + 1.11%), 02/15/2032(f)	14,744	14,872
Series 2682, Class LD, 4.50%, 10/15/2033	17,385	17,542
Series 2759, Class TC, 4.50%, 03/15/2034	91,652	91,416

	Par	Value
Series 2933, Class HD, 5.50%, 02/15/2035	$1,828	$1,884
Series 2989, Class TG, 5.00%, 06/15/2025	199	199
Series 3002, Class YD, 4.50%, 07/15/2025	2,685	2,674
Series 3775, Class EM, 3.50%, 11/15/2025	2,670	2,644
Series 3786, Class NA, 4.50%, 07/15/2040	7,989	8,013
Series 3970, Class HB, 3.00%, 12/15/2026	47,450	46,782
Series 4002, Class LB, 2.00%, 09/15/2041	41,715	39,887
Series 4020, Class PA, 2.75%, 03/15/2027	5,845	5,761
Series 4045, Class HC, 2.00%, 07/15/2041	472	470
Series 4171, Class NG, 2.00%, 06/15/2042	64,821	59,533
Series 4203, Class DM, 3.00%, 04/15/2033	31,055	30,475
Series 4266, Class BG, 2.50%, 04/15/2026	8,792	8,640
Series 4309, Class JD, 2.00%, 10/15/2043	9,962	9,332
Series 4311, Class TD, 2.50%, 02/15/2029	33,383	32,753
Series 4363, Class EJ, 4.00%, 05/15/2033	54,897	54,531
Series 4417, Class EG, 2.50%, 01/15/2040	9,958	9,925
Series 4453, Class DA, 3.50%, 11/15/2033	21,837	21,626
Series 4472, Class MA, 3.00%, 05/15/2045	249,695	235,234
Series 4716, Class PA, 3.00%, 07/15/2044	51,869	51,096
Series 4949, Class PM, 2.50%, 02/25/2050	142,613	121,771
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	42,454	44,442
Series 2003-127, Class EG, 6.00%, 12/25/2033	51,140	53,484
Series 2005-40, Class YG, 5.00%, 05/25/2025	403	401
Series 2005-48, Class AU, 5.50%, 06/25/2035	20,350	20,961
Series 2005-64, Class PL, 5.50%, 07/25/2035	5,122	5,286
Series 2005-68, Class PG, 5.50%, 08/25/2035	5,671	5,850
Series 2005-83, Class LA, 5.50%, 10/25/2035	2,464	2,538

The accompanying notes are an integral part of these financial statements.

3

Pemberwick Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2007-27, Class MQ, 5.50%, 04/25/2027	$773	$776
Series 2010-123, Class BP, 4.50%, 11/25/2040	52,033	52,443
Series 2011-110, Class CY, 3.50%, 11/25/2026	46,697	46,215
Series 2011-146, Class LX, 3.50%, 10/25/2040	70,470	69,859
Series 2012-101, Class AB, 1.50%, 06/25/2027	6,017	5,947
Series 2012-102, Class HA, 2.00%, 02/25/2042	41,564	39,230
Series 2012-134, Class VP, 3.00%, 10/25/2042	33,744	33,340
Series 2012-139, Class JA, 3.50%, 12/25/2042	149,153	143,177
Series 2012-148, Class BQ, 1.25%, 01/25/2028	26,450	25,628
Series 2012-38, Class PA, 2.00%, 09/25/2041	17,194	16,221
Series 2012-66, Class HE, 1.50%, 06/25/2027	4,206	4,101
Series 2012-90, Class DA, 1.50%, 03/25/2042	21,567	19,725
Series 2013-124, Class BD, 2.50%, 12/25/2028	4,992	4,918
Series 2013-14, Class QD, 1.50%, 03/25/2043	25,028	21,395
Series 2013-18, Class PA, 2.00%, 11/25/2041	58,172	55,498
Series 2013-6, Class LD, 2.00%, 02/25/2043	30,159	26,645
Series 2013-72, Class HG, 3.00%, 04/25/2033	79,498	77,431
Series 2014-19, Class HA, 2.00%, 06/25/2040	13,047	12,590
Series 2014-8, Class DA, 4.00%, 03/25/2029	8,861	8,791
Series 2016-105, Class PA, 3.50%, 04/25/2045	130,422	128,245
Series 2016-60, Class Q, 1.75%, 09/25/2046	57,155	52,735
Series 2016-8, Class PC, 2.50%, 10/25/2044	142,780	137,464
Series 2017-77, Class BA, 2.00%, 10/25/2047	51,021	46,578
Series 2019-33, Class N, 3.00%, 03/25/2048	309,759	292,718
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	20,311	20,713
Series 2010-112, Class NG, 2.25%, 09/16/2040	51,392	48,304

	Par	Value
Series 2012-106, Class MA, 2.00%, 11/20/2041	$63,558	$59,094
Series 2012-48, Class MA, 2.50%, 04/16/2042	38,974	35,889
Series 2013-56, Class AP, 2.00%, 11/16/2041	55,600	51,318
Series 2013-64, Class LP, 1.50%, 08/20/2041	87,227	80,587
Series 2013-88, Class WA, 4.50%, 06/20/2030(c)	896	893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,856,632)		2,743,375
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	2,164	2,174
Pool C91281, 4.50%, 12/01/2029	4,821	4,852
Pool C91295, 4.50%, 04/01/2030	2,696	2,715
Pool J14494, 4.00%, 02/01/2026	1,582	1,573
Pool J15974, 4.00%, 06/01/2026	745	740
Pool J17508, 3.00%, 12/01/2026	9,887	9,752
Pool ZT1361, 3.00%, 05/01/2047	193,990	178,710
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	18,576	18,108
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	1,134	1,133
Pool 257204, 5.50%, 05/01/2028	2,798	2,840
Pool AC3237, 5.00%, 10/01/2039	16,523	17,029
Pool AD0249, 5.50%, 04/01/2037	6,891	7,091
Pool BL5531, 2.33%, 01/01/2027	600,000	578,806
Pool BP3785, 2.00%, 03/01/2036	290,846	267,070
Pool BP6567, 3.00%, 08/01/2040	131,087	122,631
Pool FM2014, 3.00%, 11/01/2049	193,251	177,196
Pool FM5719, 3.00%, 06/01/2046	280,733	260,499
Pool MA0142, 4.00%, 08/01/2029	3,409	3,391
Pool MA0919, 3.50%, 12/01/2031	158,098	155,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,939,266)		1,811,922

Shares
SHORT-TERM INVESTMENTS - 19.0%
Money Market Funds - 14.4%
First American Government Obligations Fund - Class X, 4.82%(d)	33,657,573	33,657,573

	Par
U.S. Treasury Bills - 4.6%
5.25%, 10/03/2024(e)	$1,500,000	1,499,609
5.29%, 11/07/2024(e)	1,500,000	1,492,785
5.30%, 11/14/2024(e)	1,500,000	1,491,495

The accompanying notes are an integral part of these financial statements.

4

Pemberwick Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - (Continued)
5.25%, 12/05/2024(e)	$1,500,000	$1,487,780
4.93%, 01/23/2025(e)	1,500,000	1,479,059
4.47%, 02/20/2025(e)	1,800,000	1,769,266
4.63%, 03/06/2025(e)	1,500,000	1,471,920
		10,691,914
TOTAL SHORT-TERM INVESTMENTS (Cost $44,342,366)		44,349,487
TOTAL INVESTMENTS - 99.5% (Cost $232,254,123)		$232,062,434
Other Assets in Excess of Liabilities - 0.5%		1,225,119
TOTAL NET ASSETS - 100.0%		$233,287,553

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,002,216 or 0.9% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	The rate shown is the effective yield as of September 30, 2024.
(f)	Variable or Floating Rate Security. The rate shown represents the rate at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

PEMBERWICK FUND
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost of $232,254,123)	$232,062,434
Receivables:
Dividends and interest	1,698,039
Fund shares sold	2,899
Prepaid expenses and other assets	17,352
Total assets	233,786,818
LIABILITIES:
Payables:
Fund shares redeemed	259,899
Distributions to shareholders	120,584
Administration and fund accounting fees	46,091
Advisory fee	28,283
Custody fees	12,202
Audit fees	10,326
Transfer agent fees and expenses	8,342
Reports to shareholders	3,096
Compliance fees	2,617
Other accrued expenses	1,731
Total liabilities	499,265
NET ASSETS	$233,287,553
Net Assets Consist of:
Capital stock	$235,582,155
Total accumulated losses	(2,294,602)
Net assets	$233,287,553
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	23,422,648
Net asset value, offering price and redemption price per share	$9.96

The accompanying notes are an integral part of these financial statements.

6

Pemberwick Fund
STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (Unaudited)
Investment income:
Interest income	$6,541,399
Total investment income	6,541,399
Expenses:
Investment advisory fees (Note 4)	301,831
Administration and fund accounting fees (Note 4)	151,109
Transfer agent fees and expenses	34,408
Trustees’ fees and expenses	16,103
Custody fees	14,365
Legal fees	10,386
Audit fees	10,340
Compliance expense	9,369
Federal and state registration fees	5,130
Reports to shareholders	1,369
Other	6,675
Total expenses before waiver from advisor	561,085
Expense waiver from advisor (Note 4)	(120,732)
Net expenses	440,353
Net investment income	6,101,046
Realized and unrealized gain on investments:
Net realized gain on investments	60,452
Net change in unrealized appreciation on investments	510,160
Net realized and unrealized gain on investments	570,612
Net increase in net assets resulting from operations	$6,671,658

The accompanying notes are an integral part of these financial statements.

7

Pemberwick Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS:
Net investment income	$6,101,046	$12,535,994
Net realized gain (loss) on investments	60,452	(15,607)
Net change in appreciation on investments	510,160	1,905,154
Net increase in net assets resulting from operations	6,671,658	14,425,541
DISTRIBUTIONS:
From distributable earnings	(6,107,138)	(12,515,109)
Total distributions	(6,107,138)	(25,515,109)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,607,191	70,174,447
Cost of shares redeemed	(52,763,881)	(129,555,060)
Proceeds from shares issued to holders in reinvestment of dividends	6,145,351	12,491,854
Net decrease in net assets from capital share transactions	(7,011,339)	(46,888,759)
Total decrease in net assets	(6,446,819)	(44,978,327)
NET ASSETS:
Beginning of period	239,734,372	284,712,699
End of period	$233,287,553	$239,734,372
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,983,042	7,092,094
Proceeds from shares issued to holders in reinvestment of dividends	618,054	1,262,114
Shares redeemed	(5,305,699)	(13,099,504)
Net decrease in shares outstanding	(704,603)	(4,745,296)

The accompanying notes are an integral part of these financial statements.

8

Pemberwick Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Period ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value - Beginning of period	$9.94	$9.86	$9.93	$10.05	$9.70	$9.97
Income from Investment Operations:
Net investment income[1]	0.25	0.50	0.27	0.04	0.09	0.24
Net realized and unrealized gain (loss) on investments	0.02	0.16	0.00[4]	(0.11)	0.35	(0.27)
Total from investment operations	0.27	0.66	0.27	(0.07)	0.44	(0.03)
Less Distributions:
Dividends from net investment income	(0.25)	(0.58)	(0.34)	(0.05)	(0.09)	(0.24)
Total distributions	(0.25)	(0.58)	(0.34)	(0.05)	(0.09)	(0.24)
Net Asset Value - End of Year	$9.96	$9.94	$9.86	$9.93	$10.05	$9.70
Total return[2]	2.77%^	5.97%	2.08%	(0.73)%	4.49%	(0.31)%
Ratios and Supplemental Data:
Net assets, end of period (year) (thousands)	$233,288	$239,734	$284,713	$293,295	$282,409	$347,755
Ratio of operating expenses to average net assets[3]:
Before reimbursements	0.47%+	0.45%	0.43%	0.42%	0.41%	0.40%
After reimbursements	0.37%+	0.35%	0.33%	0.32%	0.31%	0.30%
Ratio of net investment income to average net assets[3]:
Before reimbursements	4.97%+	4.91%	2.65%	0.35%	0.77%	2.33%
After reimbursements	5.07%+	5.01%	2.75%	0.45%	0.87%	2.43%
Portfolio turnover rate	37%^	50%	55%	43%	13%	30%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
[4]	The amount was less than (.005) per share.
The accompanying notes are an integral part of these financial statements.

9

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund. The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund. The Fund changed its fiscal year end from April 30 to March 31 in 2017. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

10

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2024 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

11

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third- party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$161,725,159	$ —	$161,725,159
U.S. Treasury Obligations	—	21,432,491	—	21,432,491
Collateralized Mortgage Obligations	—	2,743,375	—	2,743,375
U.S. Government Agency Obligations	—	1,811,922	—	1,811,922
Short-Term Investments	33,657,573	10,691,914	—	44,349,487
Total Investments in Securities	$33,657,573	$198,404,861	$—	$232,062,434

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended September 30, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the period ended September 30, 2024, the Fund incurred $301,831 in advisory fees. Advisory fees payable at September 30, 2024 for the Fund were $28,283. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage a portion of the Fund. The Advisor pays the Sub-Advisor’s fees from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the Investment Advisory Agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the period ended September 30, 2024, the Advisor voluntarily waived fees in the amount of $120,732. The fees waived by the Advisor are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the period ended September 30, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance and custody fees:

Administration and fund accounting	$151,109
Custody	$14,365
Transfer agency	$34,408
Compliance	$9,369

12

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
At September 30, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$46,091
Custody	$12,202
Transfer agency	$8,342
Compliance	$2,617

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended September 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:
Purchases

U.S. Government Obligations	$9,226,535
Other	$61,729,554

Sales

U.S. Government Obligations	$7,420,000
Other	$69,987,032

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$236,753,774
Gross unrealized appreciation	617,053
Gross unrealized depreciation	(1,361,023)
Net unrealized depreciation	(743,970)
Undistributed ordinary income	165,147
Undistributed long-term capital gain	—
Total distributable earnings	165,147
Capital loss carry-forwards	(2,115,589)
Other accumulated gains/(losses)	(164,710)
Total accumulated earnings/(losses)	$(2,859,122)

At March 31, 2024, the Fund had short-term tax basis capital losses of $758,941 with no expiration date and long-term tax basis capital losses of $1,356,648 with no expiration date.

13

Pemberwick Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid during the year ended March 31, 2024, and the year ended March 31, 2023 was as follows:

	Year Ended March 31,
	2024	2023
Ordinary Income	$12,515,109	$7,948,953

NOTE 7 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As September 30, 2024, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.

14

Investment Advisor
Pemberwick Investment Advisors, LLC
777 West Putnam Avenue
Greenwich, CT 06830
Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 893-4491
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios
By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer
Date	December 3, 2024
By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/ Principal Financial Officer

Date	December 3, 2024

* Print the name and title of each signing officer under his or her signature.